[GRAPHIC]

                                               Semiannual Report | June 30, 2002

Invest wisely.(R)

Variable Series
---------------
Montgomery Growth Fund

                            THE MONTGOMERY FUNDS(SM)
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                                     [LOGO]
                            THE MONTGOMERY FUNDS(SM)
                                Invest wisely.(R)
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                                 -----------------------------------------------
                                 MGGRX | MONTGOMERY VARIABLE SERIES: GROWTH FUND

Andrew Pratt, CFA ............................................ Portfolio Manager

                          Average Annual Total Returns
                         (for the period ended 6/30/02)

                           Montgomery Variable Series:
                                 Growth Fund
Since inception (2/9/96) ..............................................   3.17%
One year .............................................................. (23.87)%
Five years ............................................................  (3.79)%

                    S&P 500 Index / Russell 1000 Growth Index
Since 1/31/96 ..............................................   8.79%  /   5.43%
One year ................................................... (17.98)% / (26.49)%
Five years .................................................   3.66%  /  (0.28)%

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Montgomery Variable                      Russell 1000     Lipper Growth
Series Growth Fund      S&P 500 Index    Growth Index     Funds Average
     14,229                19,479           17,412           17,085
     13,737                19,104           16,690           16,733
     14,189                19,822           17,267           17,356
     13,340                18,621           15,858           16,374
     13,135                18,576           15,474           16,215
     12,203                17,167           14,043           15,034

(1) The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets. (2) The Russell 1000 Growth Index is a capitalization-weighted total return index that includes the largest companies within the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. This index is an appropriate comparison to the Fund because of the Fund's large-capitalization, growth-oriented strategy. (3) The Lipper Growth Funds Average universe consists of 905 funds.

You cannot invest directly in an index. Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect a partial waiver of fees without which the total return would have been lower.

                                Top Ten Holdings
                      (as a percentage of total net assets)
Microsoft Corporation ....................................................  3.7%
Wal-Mart Stores, Inc. ....................................................  3.2%
Exxon Mobil Corporation ..................................................  3.1%
General Electric Company .................................................  3.1%
Citigroup, Inc. ..........................................................  2.7%
Pfizer, Inc. .............................................................  2.6%
American International Group, Inc. .......................................  2.6%
Wells Fargo & Company ....................................................  2.1%
Bank of America Corporation ..............................................  2.1%
Golden West Financial Corporation ........................................  2.0%

                               Top Five Industries
                      (as a percentage of total net assets)
Pharmaceuticals: Major ...................................................  7.4%
Major Banks ..............................................................  5.7%
Industrial Conglomerates .................................................  4.9%
Discount Stores ..........................................................  4.4%
Integrated Oil ...........................................................  4.3%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Forecasts and opinions expressed are as of June 30, 2002, are subject to change and may not actually come to pass.

Q: How did the Fund perform relative to its benchmark, and why?

A: The Fund trailed the S&P 500 Index, returning -16.73%, versus -13.15% for the benchmark. The Fund's underperformance was due primarily to its exposure to companies in the industrial and telecommunications sectors. This negative effect was partially offset by positive performance in the health care and technology sectors.

Q: What is an example of a holding within the portfolio that performed poorly?

A: Our wireless holding, Sprint PCS, underperformed during the first half of 2002. We were impressed with the company, because it is gaining market share and its scalable single-technology network gives it an operating cost advantage over its peers. The company did not meet our growth expectations, however, and it preannounced lower net subscriber additions during the second quarter. Because we are also observing an aggressive pricing environment developing in the cellular markets, we have exited the position for the time being, until we can better gauge the future of business fundamentals for wireless companies.

Q: What is an example of a holding within the portfolio that performed well?

A: Our investment in First Health Group Corporation, a managed health care service provider, outperformed the broad benchmark. First Health helps clients cut health care costs by contracting with one provider rather than undergoing the additional administrative expense of dealing with multiple providers across different regions. This is especially important in the current environment, when corporations are trying to manage the double-digit cost increases of providing health care benefits to employees.

Q: What is your outlook?

A: We expect to see a gradual economic recovery that began in the first quarter of 2002. The Fund is positioned to benefit from any improvement in the economy through its exposure to such economically sensitive areas as consumer cyclicals and technology. While we are optimistic that economic conditions will improve, our focus continues to be on adding value from careful stock selection. To that end our approach to stock selection remains unchanged. We will continue to look for companies with visible long-term growth plans, whose stocks are reasonably valued relative to their peers, and which offer the potential for business momentum as a catalyst for growth and share-price appreciation. We continue to run our portfolios in a disciplined fashion, with an emphasis on risk control and diversification.

Call (800) 232.2197 x6742 / visit montgomeryasset.com                          1

-----------------------------------------------
MONTGOMERY VARIABLE SERIES: GROWTH FUND | MGGRX

Portfolio Investments: June 30, 2002 (Unaudited)

Shares                                                            Value (Note 1)

COMMON STOCKS - 97.1%

Aerospace/Defense - 1.2%
      3,200   Raytheon Company .................................   $   130,400

Airlines - 1.0%
      6,600   Southwest Airline Company ........................       106,656

Aluminum - 1.5%
      4,800   Alcoa, Inc. ......................................       159,120

Apparel/Footwear Retail - 3.1%
     12,200   Gap, Inc. (The) ..................................       173,240
      4,300   Talbots, Inc. (The) ..............................       150,500
                                                                   -----------
                                                                       323,740

Beverages: Alcoholic - 1.6%
      3,300   Anheuser-Busch Companies, Inc. ...................       165,000

Beverages: Non-Alcoholic - 3.4%
      3,200   Coca-Cola Company (The) ..........................       179,200
      3,700   PepsiCo, Inc. ....................................       178,340
                                                                   -----------
                                                                       357,540

Biotechnology - 1.0%
      2,400   Amgen, Inc.+ .....................................       100,524

Chemicals: Major Diversified - 1.2%
      3,100   Rohm & Haas Company ..............................       125,519

Computer Communications - 1.3%
      9,600   Cisco Systems, Inc.+ .............................       133,872

Computer Peripherals - 0.9%
      1,800   Lexmark International, Inc.+ .....................        97,920

Computer Processing Hardware - 2.6%
      4,500   Dell Computer Corporation+ .......................       117,743
      2,100   International Business Machines Corporation ......       151,200
                                                                   -----------
                                                                       268,943

Data Processing Services - 2.0%
      2,600   Automatic Data Processing, Inc. ..................       113,230
      5,500   Jack Henry & Associates, Inc. ....................        91,823
                                                                   -----------
                                                                       205,053

Department Stores - 1.3%
      1,900   Kohl's Corporation+ ..............................       133,152

Discount Stores - 4.4%
      3,200   Costco Wholesale Corporation+ ....................       123,568
      6,100   Wal-Mart Stores, Inc. ............................       335,561
                                                                   -----------
                                                                       459,129

Drug Store Chains - 1.4%
      3,800   Walgreen Company .................................       146,794

Electric Utilities - 2.1%
      1,900   Duke Energy Corporation ..........................        59,090
      1,300   FPL Group, Inc. ..................................        77,987
      3,100   Southern Company (The) ...........................        84,940
                                                                   -----------
                                                                       222,017

Electronic Components - 0.7%
      3,400   Vishay Intertechnology, Inc.+ ....................        74,800

Electronic Production Equipment - 0.9%
      4,900   Applied Materials, Inc.+ .........................        93,541

Electronics/Appliance Stores - 0.8%
      2,250   Best Buy Company, Inc.+ ..........................        81,675

Finance/Rental/Leasing - 2.7%
      3,000   Freddie Mac ......................................       183,600
      3,100   MBNA Corporation .................................       102,517
                                                                   -----------
                                                                       286,117

Financial Conglomerates - 4.0%
      3,900   American Express Company .........................       141,648
      7,300   Citigroup, Inc. ..................................       282,875
                                                                   -----------
                                                                       424,523

Home Improvement Chains - 1.3%
      3,600   Home Depot, Inc. (The) ...........................       132,228

Household/Personal Care - 4.2%
      2,500   Avon Products, Inc. ..............................       130,600
      3,300   Estee Lauder Companies, Inc. (The), Class A ......       116,160
      2,200   Procter & Gamble Company (The) ...................       196,460
                                                                   -----------
                                                                       443,220

Industrial Conglomerates - 4.9%
      1,600   3M Company .......................................       196,800
     11,100   General Electric Company .........................       322,455
                                                                   -----------
                                                                       519,255

Insurance Brokers/Services - 1.3%
      1,400   Marsh & McLennan Companies, Inc. .................       135,240

Integrated Oil - 4.3%
      1,400   ChevronTexaco Corporation ........................       123,900
      8,000   Exxon Mobil Corporation ..........................       327,360
                                                                   -----------
                                                                       451,260

Investment Banks/Brokers - 1.4%
        800   Goldman Sachs Group, Inc. ........................        58,680
      1,500   Lehman Brothers Holdings, Inc. ...................        93,780
                                                                   -----------
                                                                       152,460

Major Banks - 5.7%
      3,100   Bank of America Corporation ......................       218,116
      4,600   Bank of New York Company, Inc. (The) .............       155,250
      4,400   Wells Fargo & Company ............................       220,264
                                                                   -----------
                                                                       593,630

Major Telecommunications - 2.4%
      4,300   SBC Communications, Inc. .........................       131,150
      3,000   Verizon Communications, Inc. .....................       120,450
                                                                   -----------
                                                                       251,600

Managed Health Care - 1.5%
      5,600   First Health Group Corporation+ ..................       156,436

Media Conglomerates - 2.2%
      3,800   AOL Time Warner, Inc.+ ...........................        55,898
      3,900   Viacom, Inc., Class B+ ...........................       173,043
                                                                   -----------
                                                                       228,941

Medical Specialties - 2.4%
      2,200   Baxter International, Inc. .......................        97,790
      3,600   Medtronics, Inc. .................................       154,260
                                                                   -----------
                                                                       252,050

Motor Vehicles - 1.0%
      6,500   Ford Motor Company ...............................       104,000

Multi-Line Insurance - 2.6%
      3,950   American International Group, Inc. ...............       269,508

Oil & Gas Production - 2.2%
      2,200   Anadarko Petroleum Corporation ...................       108,460
      3,100   EOG Resources, Inc. ..............................       123,070
                                                                   -----------
                                                                       231,530


The accompanying notes are an integral part of these financial statements.     2

                                 -----------------------------------------------
                                 MGGRX | MONTGOMERY VARIABLE SERIES: GROWTH FUND

                                Portfolio Investments: June 30, 2002 (Unaudited)

Shares                                                            Value (Note 1)

COMMON STOCKS - continued

Oilfield Services/Equipment - 0.9%
      2,150   Schlumberger Ltd. ................................   $    99,975

Other Consumer Services - 1.2%
      2,000   eBay, Inc.+ ......................................       123,250

Package Software - 3.7%
      7,100   Microsoft Corporation+ ...........................       387,873

Pharmaceuticals: Major - 7.4%
      1,700   Abbott Laboratories ..............................        64,005
      3,700   Johnson & Johnson ................................       193,362
      2,800   Merck & Company, Inc. ............................       141,792
      7,800   Pfizer, Inc. .....................................       273,000
      2,100   Wyeth ............................................       107,520
                                                                   -----------
                                                                       779,679

Pharmaceuticals: Other - 1.8%
      2,800   Allergan, Inc. ...................................       186,900

Savings Banks - 2.0%
      3,100   Golden West Financial Corporation ................       213,218

Semiconductors - 3.6%
      9,000   Intel Corporation ................................       164,475
      3,800   International Rectifier Corporation+ .............       110,770
      4,200   Texas Instruments, Inc. ..........................        99,540
                                                                   -----------
                                                                       374,785

Telecommunications Equipment - 0.0%@
          1   Comverse Technology, Inc.+ .......................             9

TOTAL COMMON STOCKS
(Cost $11,029,967) .............................................    10,183,082
                                                                   -----------

TOTAL INVESTMENTS - 97.1%
(Cost $11,029,967*) ............................................    10,183,082

OTHER ASSETS AND LIABILITIES - 2.9%
(Net) ..........................................................       304,790
                                                                   -----------

NET ASSETS - 100.0% ............................................   $10,487,872
                                                                   ===========

Endnotes
+     Non-income producing security.
@     Amount represents less than 0.1% of net assets.
*     Aggregate cost for federal tax purposes is substantially the same.


The accompanying notes are an integral part of these financial statements.     3

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2002 (Unaudited)

Assets:                                                                            Growth Fund
----------------------------------------------------------------------------------------------
Investments in securities, at value (note 1) (including securities on loan*) ...   $10,183,082
Collateral held for securities on loan .........................................       222,275
Receivables:
   Investment securities sold ..................................................       450,508
   Dividends ...................................................................         5,598
   Interest ....................................................................             5
Other assets ...................................................................         4,001
                                                                                   -----------
Total Assets ...................................................................    10,865,469
                                                                                   -----------

Liabilities:
----------------------------------------------------------------------------------------------
Payables:
   Collateral payable to broker ................................................       222,275
   Investment securities purchased .............................................        80,273
   Overdraft payable to custodian ..............................................        26,105
   Management fees (note 2) ....................................................        11,822
   Transfer agency and servicing fees ..........................................         3,349
   Trustees' fees and expenses (note 2) ........................................         1,970
   Custodian fees ..............................................................         1,883
   Accounting fees .............................................................           566
   Other accrued liabilities and expenses ......................................        29,354
                                                                                   -----------
Total Liabilities ..............................................................       377,597
                                                                                   -----------
Net Assets .....................................................................   $10,487,872
Investments at identified cost .................................................   $11,029,967

Net Assets Consist of:
----------------------------------------------------------------------------------------------
Accumulated net investment loss ................................................   $   (12,799)
Accumulated net realized loss on securities sold ...............................    (7,370,337)
Net unrealized depreciation of investments .....................................      (846,885)
Shares of beneficial interest ..................................................        11,773
Additional paid-in capital .....................................................    18,706,120
                                                                                   -----------
Net Assets .....................................................................    10,487,872

Net Assets:
----------------------------------------------------------------------------------------------
Net Assets .....................................................................   $10,487,872
Number of Fund shares outstanding ..............................................     1,177,291
Net asset value, offering and redemption price per share outstanding ...........   $      8.91

*Securities on loan at June 30, 2002, were valued at $213,920.


The accompanying notes are an integral part of these financial statements.     4

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS

                                      Six Months Ended June 30, 2002 (Unaudited)

Net Investment Income:                                                    Growth Fund
-------------------------------------------------------------------------------------
Investment Income:
Dividends .............................................................   $    63,367
Interest ..............................................................         2,941
Securities lending income (note 1) ....................................           307
                                                                          -----------
Total Income ..........................................................        66,615
                                                                          -----------
Expenses:
Management fee (note 2) ...............................................        99,975
Printing fees .........................................................        16,107
Transfer agency and servicing fees ....................................         6,047
Custodian fee .........................................................         5,564
Legal and audit fees ..................................................         5,349
Accounting expenses ...................................................         3,423
Registration fees .....................................................         2,144
Trustees' fees and expenses (note 2) ..................................         1,247
Custody overdraft expense .............................................            54
Other expenses ........................................................         2,919
                                                                          -----------
Total Expenses ........................................................       142,829
Fees deferred and/or expenses absorbed by Manager (note 2) ............       (63,415)
                                                                          -----------
Net Expenses ..........................................................        79,414
                                                                          -----------
Net Investment Loss ...................................................       (12,799)
                                                                          -----------

Net Realized and Unrealized Gain/(Loss) on Investments:
-------------------------------------------------------------------------------------
Net realized loss from securities transactions ........................    (1,554,958)
Net change in unrealized appreciation/(depreciation) of investments ...      (710,533)
                                                                          -----------

Net Realized and Unrealized Loss on Investments .......................    (2,265,491)
                                                                          -----------
Net Decrease in Net Assets Resulting from Operations ..................   $(2,278,290)
                                                                          -----------


The accompanying notes are an integral part of these financial statements.     5

-----------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Growth Fund
------------------------------------------------------------------------------------------------------------
                                                                            Six Months Ended
                                                                                 6/30/02         Year Ended
                                                                               (Unaudited)        12/31/01
------------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Net Assets from Operations:
------------------------------------------------------------------------------------------------------------
Net investment loss ....................................................      $   (12,799)      $   (21,846)
Net realized loss on investments .......................................       (1,554,958)       (4,991,315)
Net change in unrealized appreciation/(depreciation) of investments ....         (710,533)          742,028
                                                                              -----------       -----------
Net Decrease in Net Assets Resulting from Operations ...................       (2,278,290)       (4,271,133)

Distributions to Shareholders:
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income ...............               --           (21,665)
Distributions to shareholders from net realized gains on investments ...               --        (1,866,497)
                                                                              -----------       -----------
Total Distributions ....................................................               --        (1,888,162)

Beneficial Interest Transactions:
------------------------------------------------------------------------------------------------------------
Net decrease from beneficial interest transactions (note 4) ............       (1,625,007)         (516,724)
                                                                              -----------       -----------
Net Decrease in Net Assets .............................................       (3,903,297)       (6,676,019)

Net Assets:
------------------------------------------------------------------------------------------------------------
Beginning of period ....................................................      $14,391,169       $21,067,188
End of Period ..........................................................      $10,487,872       $14,391,169
Accumulated Net Investment Loss ........................................      $   (12,799)      $        --


The accompanying notes are an integral part of these financial statements.     6

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS

                                                                                           Growth Fund

                                                                                           Fiscal Year Ended December 31,
Selected Per-Share Data for the Year or Period Ended:                        6/30/02     ----------------------------------
                                                                           (Unaudited)            2001        2000
Net Asset Value - Beginning of Period                                        $ 10.70            $ 15.54     $ 18.39
---------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                   (0.01)              0.07        0.01
Net realized and unrealized gain/(loss) on investments                         (1.78)             (3.30)      (1.62)
---------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations     (1.79)             (3.23)      (1.61)
---------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                              --              (0.02)      (0.06)
Distributions from net realized capital gains                                     --              (1.59)      (1.18)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                               --              (1.61)      (1.24)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                              $  8.91            $ 10.70     $ 15.54
---------------------------------------------------------------------------------------------------------------------------
Total Return*                                                                 (16.73)%           (20.75)%     (9.06)%
---------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                            $10,488            $14,391     $21,067
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                    (0.20)%+           (0.13)%      0.10%
---------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager              $ (0.06)           $ (0.14)    $ (0.05)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           46%               108%        155%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                1.25%+             1.28%       1.26%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and
   tax expense                                                                  4.27%+             3.23%       2.41%
---------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                1.25%+             1.25%       1.25%
---------------------------------------------------------------------------------------------------------------------------

                                                                                       Growth Fund

Selected Per-Share Data for the Year or Period Ended:                         Fiscal Year Ended December 31,
                                                                            ----------------------------------
                                                                               1999        1998        1997
Net Asset Value - Beginning of Period                                        $ 15.39     $ 15.09     $ 12.33
--------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                    0.06        0.09        0.16
Net realized and unrealized gain/(loss) on investments                          3.13        0.35        3.35
--------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from investment operations      3.19        0.44        3.51
--------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                           (0.01)      (0.06)      (0.16)
Distributions from net realized capital gains                                  (0.18)      (0.08)      (0.59)
--------------------------------------------------------------------------------------------------------------
Total distributions                                                            (0.19)      (0.14)      (0.75)
--------------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                                              $ 18.39     $ 15.39     $ 15.09
--------------------------------------------------------------------------------------------------------------
Total Return*                                                                  20.79%       2.93%      28.57%
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                            $19,649     $13,452     $12,597
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets                     0.46%       0.57%       1.74%
--------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager              $ (0.07)    $  0.07     $  0.01
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           77%         57%         53%
--------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                                1.26%       1.25%       0.35%
--------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including interest and
   tax expense                                                                  2.25%       1.40%       1.97%
--------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                                1.25%       1.25%       0.34%
--------------------------------------------------------------------------------------------------------------

* Total return represents aggregate total return for the periods indicated. + Annualized.


The accompanying notes are an integral part of these financial statements.     7

-----------------------------
NOTES TO FINANCIAL STATEMENTS

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 2002, the Trust has two series: the Montgomery Variable Series: Growth Fund and the Montgomery Variable Series: Emerging Markets Fund. Information presented in these financial statements pertains only to the Montgomery Variable Series: Growth Fund (the "Fund"). The financial statements of the Montgomery Variable Series: Emerging Markets Fund is presented under a separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. Portfolio Valuation

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale and in the case of fixed-income securities, the mean between the closing bid and ask prices.

Securities traded on the over-the-counter market or on the Nasdaq national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. Repurchase Agreements

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or a joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

c. Securities Lending

The Fund may lend investment securities to investors who borrow securities to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received.

The Fund receives cash as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Fund, and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, 25% is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations as securities lending income.

d. Securities Transactions and Investment Income

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gain and loss from securities transactions are recorded on the identified cost basis of the securities sold. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

e. Federal Income Taxes

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes and excise taxes. Therefore, no provisions for federal income taxes and excise taxes have been provided.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on its current interpretation of existing tax rules and regulations in the markets in which it invests.

f. Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. For the six months ended June 30, 2002, the contractual and effective management fees were 1.00% and 1.58%, respectively.

Under the Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS

Agreement has a one-year term extendable for an additional year at the end of each fiscal year.

The Manager recouped previously deferred fees of $36,561 and deferred current fees of $63,415 during the six months ended June 30, 2002. Previously deferred fees have been included with current annual management fees in the Statement of Operations and are part of the effective management fee percentage shown. As of June 30, 2002, the Manager has deferred and/or absorbed expenses subject to recoupment totaling $63,415.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. The Administrator does not receive any compensation from the Fund for performing these services other than out-of-pocket expenses.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive a retainer totaling $65,000 per annum, as well as reimbursement for expenses, for services as Trustee of all Trusts advised by the Manager; $6,000 of which is allocated to The Montgomery Funds III.

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2002, were $5,679,023 and $7,374,014, respectively.

b. Under an unsecured Revolving Credit Agreement with J.P. Morgan Chase Bank, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value (or such lower limit applicable to such Fund), provided the aggregate funds borrowed do not exceed $60,000,000 per lender. For the six months ended June 30, 2002, there were no borrowings by the Fund under these agreements.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were as follows:

                                               Shares                                               Dollars
                           -----------------------------------------------  ------------------------------------------------------
                                      Issued as                                          Issued as
                                    Reinvestment             Net Increase/              Reinvestment                 Net Increase/
                            Sold    of Dividends  Redeemed    (Decrease)       Sold     of Dividends    Redeemed      (Decrease)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended 6/30/02   168,640         --     (336,312)    (167,672)    $1,702,948           --   $(3,327,955)   $(1,625,007)
Year ended 12/31/01        455,437    176,629     (643,032)     (10,966)     6,027,319   $1,888,162    (8,432,205)      (516,724)

At June 30, 2002, shareholders of the Fund with ownership of 10% or greater included two shareholders, comprising ownership of 66.41% of the aggregate shares outstanding.

5. CAPITAL LOSS CARRYFORWARDS:

At December 31, 2001, the Fund had available for federal income-tax purposes unused capital losses of $4,487,277 expiring in 2009.

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2001, the Fund elected to defer net capital losses of $164,713 occurring between November 1, 2001, and December 31, 2001.

Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2002.

6. Tax Information

Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains (including net short-term capital gains) earned by the Fund are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

At June 30, 2002, cost for federal income-tax purposes was $11,029,967. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $345,525 and $1,192,410, respectively.

------------------------------------
INFORMATION ON TRUSTEES AND OFFICERS

for the Montgomery Funds III (Unaudited)

Trustees
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number
                                                                                               of
                                                                                           Portfolios
                                             Length of Time                                 in Fund
                             Position Held     Served/Term        Principal Occupation      Complex         Other Directorships
Name, Address and Year Born  with Fund          of Office         During Past 5 Years       Overseen          Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
John A. Farnsworth           Disinterested   July 9, 1990,   Managing director of              20      The Montgomery Funds I and
One Embarcadero, Suite 2101  Trustee         to present/     Korn/Ferry International                  II; Montgomery Partners
San Francisco, CA 94111                      Indefinite      since 1999. Principal of                  Absolute Return Fund LLC
Born 1941                                                    Pearson, Caldwell &
                                                             Farnsworth, Inc., an
                                                             executive search consulting
                                                             firm, from 1991 to 1999.

Andrew Cox                   Disinterested   July 9, 1990,   Independent investment            20      The Montgomery Funds I and
101 California Street        Trustee         to present/     consultant. President,                    II; Montgomery Partners
San Francisco, CA 94111                      Indefinite      Denver International School,              Absolute Return Fund LLC;
Born 1944                                                    from 1998 to 2000, and                    Berger Enhanced Portfolio
                                                             member of the Board from                  Trust
                                                             1997 to 2000. Adjunct
                                                             professor, University of
                                                             Denver, Department of
                                                             Finance, from 1994 to 1998.

Cecilia H. Herbert           Disinterested   November        Chair of the Investment           20      The Montgomery Funds I and
101 California Street        Trustee         12, 1992,       Committee of the Archdiocese              II; Montgomery Partners
San Francisco, CA 94111                      to present/     of San Francisco Finance                  Absolute Return Fund LLC
Born 1949                                    Indefinite      Council. Member of the
                                                             Boards of the Thacher
                                                             School, Catholic Charities
                                                             Catholic Youth Organization
                                                             of San Francisco and the
                                                             Women's Board of California
                                                             Pacific Medical Center

R. Stephen Doyle             Disinterested   July 9, 1990,   Chairman of the Board of          20      The Montgomery Funds I and
101 California Street        Trustee         to present/     Trustees of the Trusts since              II; Montgomery Partners
San Francisco, CA 94111                      Indefinite      1990. Chairman emeritus of                Absolute Return Fund LLC;
Born 1939                                                    the Manager since 2001.                   Main Management, LLC
                                                             Chairman of the Manager from
                                                             1990 to 2001. Chief
                                                             executive officer of the
                                                             Manager from 1990 to 1999.
                                                             Founder of the Manager.

F. Scott Tuck                Interested      January         Chair and chief executive         19      The Montgomery Funds I and
101 California Street        Trustee         1, 2002,        officer of the Manager.                   II; Director of the Manager
San Francisco, CA 94111                      to present/     Managing director of
Born 1957                                    Indefinite      Chancellor LGT Asset
                                                             Management from 1990 to
                                                             1998.

Affiliated Officers
------------------------------------------------------------------------------------------------------------------------------------

George A. Rio                President and   June 30,        Senior vice president of          20      None
60 State Street, Suite 1300  treasurer       1998,           BISYS Fund Services.
Boston, MA 02109                             to present      Executive vice president of
Born 1955                                                    Funds Distributor, Inc.,
                                                             from 1998 to 2001. Senior
                                                             vice president of Putnam
                                                             Investments from 1995 to
                                                             1998.

Karen Jacoppo-Wood           Vice president  September       Counsel of BISYS Fund             20      None
60 State Street, Suite 1300  and assistant   10, 1997,       Services. Vice president and
Boston, MA 02109             secretary       to present      senior associate general
Born 1966                                                    counsel of Funds
                                                             Distributor, Inc., from 1996
                                                             to 2001.

Christopher J. Kelley        Vice president  September       Vice president and senior         20      None
60 State Street, Suite 1300  and assistant   10, 1997,       counsel of BISYS Fund
Boston, MA 02109             secretary       to present      Services. Senior vice
Born 1964                                                    president and deputy general
                                                             counsel of Funds
                                                             Distributor, Inc., from 1996
                                                             to 2001.

Mary A. Nelson               Vice president  September       Senior vice president of          20      None
60 State Street, Suite 1300  and assistant   10, 1997,       BISYS Fund Services. Senior
Boston, MA 02109             treasurer       to present      vice president of Funds
Born 1964                                                    Distributor, Inc from 2000
                                                             to 2001. Vice president of
                                                             Funds Distributor, Inc. from
                                                             1994 to 2000.

Stacey Bufton                Vice president  May 31, 2001,   Vice president of BISYS Fund      20      None
60 State Street, Suite 1300  and assistant   to present      Services since 1999. Manager
Boston, MA 02109             treasurer                       at First Data Investor
Born 1969                                                    Services Group from 1997 to
                                                             1999.

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

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

This report and the financial statements contained herein are provided for the general information of the shareholders of The Montgomery Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other agency and are subject to investment risk, including the possible loss of principal. Neither The Montgomery Funds nor Montgomery Asset Management, LLC, is a bank.

For more information on any other Montgomery Funds, including charges and expenses, visit our Web site at www.montgomeryasset.com or call (800) 232-2197, ext. 6742.

Funds Distributor, Inc. 08/02

           [LOGO]
  THE MONTGOMERY FUNDS(SM)
      Invest wisely.(R)
    101 California Street
San Francisco, CA 94111-9361

     -------------------
     800.232.2197 x6742
     -------------------
     montgomeryasset.com
     -------------------

GUIDED BY DEEP GLOBAL PERSPECTIVE, Montgomery is distinguished as an innovative investment management firm. Our seasoned experts are dedicated to the goal of exceptional investment performance through disciplined growth strategies. By empowering investors with access to our experience and insight, we help you Invest wisely.(R)

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